RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balmoral
Related Party Transaction [Line Items]
Net expenses from transaction with related party	$ 1.6	$ 1.4	$ 1.4